CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As at	As at
	December 31, 2017	December 31, 2018

Cash	1,873,446	2,161,622
Restricted cash - current assets	10,837	87
Restricted cash - non-current assets	63,317	123,039

Total cash and restricted cash shown in the consolidated statements of cash flows	1,947,600	2,284,748